Consolidated Statement of Cash Flows (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Supplemental Cash Flow Information [Abstract]
Accounts receivable	$ 13	$ (74)
Due from related parties	78	(176)
Materials and supplies	0	(1)
Prepaid expenses and other assets	(14)	(4)
Other long-term assets (Note 14)	(2)	(1)
Accounts payable	36	10
Accrued liabilities	(61)	55
Due to related parties	20	184
Accrued interest (Note 15)	12	8
Long-term accounts payable and other long-term liabilities	3	0
Post-retirement and post-employment benefit liability (Note 16)	74	26
Changes in non-cash balances related to operations, Total	159	27
Capital Expenditure [Abstract]
Capital investments in property, plant and equipment	(1,742)	(1,543)
Capital investments in intangible assets	(127)	(116)
Capital Investments	(1,869)	(1,659)
Capitalized depreciation and net change in accruals included in capital investments in property, plant and equipment	33	33
Net change in accruals included in capital investments in intangible assets	1	1
Net change in accruals included in capital investments	34	34
Cash outflow for capital expenditures – property, plant and equipment	(1,709)	(1,510)
Cash outflow for capital expenditures – intangible assets	(126)	(115)
Cash outflow for capital expenditures	(1,835)	(1,625)
Net interest paid	493	486
Income taxes paid	$ 33	$ 21